LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Insurance Contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	£ 122,667	£ 115,226
Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	123,423	116,060
Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	756	834
Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	123,423	116,060
Claims outstanding | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	0	0
Life insurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	122,083	114,645
Life insurance | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	122,823	115,465
Life insurance | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	740	820
Life insurance | Insurance contracts and participating investment contracts | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	108,460	101,604
Life insurance | Insurance contracts and participating investment contracts | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	109,200	102,424
Life insurance | Insurance contracts and participating investment contracts | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	740	820
Life insurance | Participating investment contracts | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	13,623	13,041
Life insurance | Participating investment contracts | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	13,623	13,041
Life insurance | Participating investment contracts | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	0	0
Non-life insurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	584	581
Non-life insurance | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	600	595
Non-life insurance | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	16	14
Non-life insurance | Unearned premiums | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	296	316
Non-life insurance | Unearned premiums | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	312	330
Non-life insurance | Unearned premiums | Reinsurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	16	14
Non-life insurance | Claims outstanding | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	288	265
Non-life insurance | Claims outstanding | Gross | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	£ 288	£ 265